Nature of Business (Details)												3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2023 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 shares	Feb. 10, 2023	Feb. 09, 2023 shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 05, 2022 shares	Feb. 07, 2022 shares	Sep. 29, 2021 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) segment shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares	Mar. 22, 2023 USD ($)	Dec. 31, 2020 USD ($)
Nature of business:
Number of operating segments | segment														2		2
Accumulated deficit												$ (223,884,281)		$ (223,884,281)		$ (219,563,446)	$ (205,765,107)
Net loss												(1,662,702)	$ (3,309,003)	(4,320,835)	$ (10,044,784)	(13,798,339)	(12,550,973)
Net cash used in operating activities														(6,775,896)	(9,021,880)	(12,649,021)	(11,739,620)
Reclassification of convertible debt from current to non-current liability																1,416,463
Number of shares sold														3,091,462		79,354	19,705,647
Cash and cash equivalents												10,298,534	16,865,642	10,298,534	16,865,642	13,359,615	26,043,897		$ 18,676,663
Net decrease in cash														$ 3,061,081	9,178,255	$ 12,684,282	(7,367,234)
Percentage change in cash and cash equivalent														23.00%		49.00%
Accumulated deficit												223,884,281		$ 223,884,281		$ 219,563,446	205,765,107
Working capital												5,450,322		5,450,322		(2,663,721)	20,278,345
Working capital increase, decrease														$ (8,114,043)		2,663,721	$ (22,942,066)
Working capital increase (decrease) as a percent														305.00%			113.00%
Government grant funding												$ 66,051		$ 66,051		$ 115,130	$ 138,889
Common Stock, Shares, Issued | shares												10,378,238		10,378,238		2,908,578	2,858,244
Number of shares issued | shares				50,000			5,129	1,667	3,664	5,377	1,667
Reverse stock spilt effective from February 10, 2023					0.067	0.067
Fractional shares issue under reverse stock split | shares						0
Repayment of debt principal														$ 7,000,000
Consideration paid recorded in general and administrative expense												$ 973,040	$ 1,326,249	3,098,949	$ 5,250,510	$ 6,692,904	$ 5,008,738
Issuance of common stock in connection with Silk Roads purchase option														50,000
Public Offering
Nature of business:
Proceeds from Issuance of Common Stock		$ 8,500,000
Shares issued price per share | $ / shares		$ 1.30
Exercise price of warrants | $ / shares		$ 0.001
Expiration term of warrants		5 years
At Market Issuance Sales Agreement
Nature of business:
Proceeds from Issuance of Common Stock														7,700,000
Number of shares sold														3,000,000.0
Common Stock
Nature of business:
Number of shares sold														$ 851		8	$ 812
Issuance of common stock in connection with Silk Roads purchase option (in shares) | shares														31,646
Issuance of common stock in connection with Silk Roads purchase option														$ 32
Common Stock | Public Offering
Nature of business:
Shares issued price per share | $ / shares		$ 1.30
Number of shares issued | shares		2,301,500
Exercise price of warrants | $ / shares		$ 1.50
Subsequent Event
Nature of business:
Reverse stock spilt effective from February 10, 2023					0.067	0.067
Pre-funded warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares		4,237,000
Common warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares		6,538,500
Exercise price of warrants | $ / shares		$ 1.50
CiVax
Nature of business:
Revenue from collaborative arrangement														$ 1,500,000		$ 1,500,000
Term (in years)														P2Y		two years
HyBryte
Nature of business:
Revenue from collaborative arrangement														$ 1,100,000		$ 1,100,000
Term (in years)														P4Y		four years
NIH
Nature of business:
Government grant funding												$ 1,000,000.0		$ 1,000,000.0		$ 1,700,000
DTRA | Contract revenue
Nature of business:
Revenue from collaborative arrangement																$ 600,000
Term (in years)																three years
Exclusive option agreement | Silk Road
Nature of business:
Consideration paid recorded in general and administrative expense														$ 50,000
Exclusive option agreement | Common Stock
Nature of business:
Shares issued price per share | $ / shares			$ 1.58
Number of shares issued | shares			31,646
Exclusive option agreement | Common Stock | Silk Road
Nature of business:
Issuance of common stock in connection with Silk Roads purchase option (in shares) | shares														31,646
Issuance of common stock in connection with Silk Roads purchase option														$ 50,000
B Riley Sales Agreement [Member] | Underwritten public offering
Nature of business:
Maximum Percentage Of Shares Available For Sale Of Market Value	33.33%
B Riley Sales Agreement [Member] | Subsequent Event
Nature of business:
Proceeds from Issuance of Common Stock	$ 3,091,462
Common stock available for sale (in Dollars)	$ 23,600,000																	$ 26,600,000
Maximum Percentage Of Shares Available For Sale Of Market Value	33.33%
Shares issued price per share | $ / shares	$ 3.63
Common Stock, Shares, Issued | shares	851,130